Related Party Transactions (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 7,639	$ 4,266
Directors fees	658	707
Consulting fees	78	134
Share-based payments	2,565	11,115
Key management personnel compensation	$ 10,940	$ 16,222